GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 14,714	$ 14,550
Acquisitions through business combinations	6,591	145
Impairment losses	(177)	(3)
Foreign currency translation and other	(901)	22
Ending balance	20,227	14,714
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	15,539	15,412
Acquisitions through business combinations	6,591	145
Impairment losses	0	0
Foreign currency translation and other	(914)	(18)
Ending balance	21,216	15,539
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(825)	(862)
Acquisitions through business combinations	0	0
Impairment losses	177	3
Foreign currency translation and other	13	40
Ending balance	$ (989)	$ (825)